Supplementary Oil and Gas Information - (Unaudited) - Net Proved Oil and Natural Gas Reserves (Detail)	12 Months Ended
	Dec. 31, 2023 MMBbls Bcf	Dec. 31, 2022 Bcf MMBbls
Light and medium crude oil [member]
Reserve Quantities [Line Items]
Beginning balance	50	52
Extensions & Discoveries	2	5
Improved Recovery & Infill Drilling	1	2
Technical Revisions	3	(4)
Acquisitions	0	0
Dispositions	0	0
Production	(5)	(4)
Change for the year	1	(2)
Ending balance	51	50
Developed	30	28
Undeveloped	21	22
Heavy crude oil and bitumen [member]
Reserve Quantities [Line Items]
Beginning balance	9	10
Extensions & Discoveries	4	1
Improved Recovery & Infill Drilling	0	0
Technical Revisions	1	0
Acquisitions	0	0
Dispositions	0	0
Production	(2)	(2)
Change for the year	3	(1)
Ending balance	12	9
Developed	9	7
Undeveloped	4	2
Natural gas [member]
Reserve Quantities [Line Items]
Beginning balance | Bcf	272	220
Extensions & Discoveries | Bcf	8	39
Improved Recovery & Infill Drilling | Bcf	13	5
Technical Revisions | Bcf	8	31
Acquisitions | Bcf	1	0
Dispositions | Bcf	0	0
Production | Bcf	(24)	(23)
Change for the year | Bcf	5	52
Ending balance | Bcf	276	272
Developed | Bcf	166	173
Undeveloped | Bcf	110	99
Coal bed methane [Member]
Reserve Quantities [Line Items]
Beginning balance | Bcf	1	0
Extensions & Discoveries | Bcf	0	0
Improved Recovery & Infill Drilling | Bcf	0	1
Technical Revisions | Bcf	0	0
Acquisitions | Bcf	0	0
Dispositions | Bcf	0	0
Production | Bcf	0	0
Change for the year | Bcf	0	1
Ending balance | Bcf	0	1
Developed | Bcf	0	1
Undeveloped | Bcf	0	0
Natural gas liquids [member]
Reserve Quantities [Line Items]
Beginning balance	10	9
Extensions & Discoveries	0	1
Improved Recovery & Infill Drilling	0	0
Technical Revisions	2	1
Acquisitions	0	0
Dispositions	0	0
Production	(1)	(1)
Change for the year	1	1
Ending balance	11	10
Developed	6	6
Undeveloped	5	4
Barrels of oil equivalent [member]
Reserve Quantities [Line Items]
Beginning balance	115	108
Extensions & Discoveries	7	13
Improved Recovery & Infill Drilling	4	3
Technical Revisions	7	2
Acquisitions	0	0
Dispositions	0	0
Production	(12)	(11)
Change for the year	6	7
Ending balance	121	115
Developed	73	71
Undeveloped	48	44